JPMorgan High Yield Municipal ETF
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2023.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 88.9% (a)
Alabama — 3.5%
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (b)	2,030,000	2,128,575
Series 2021A, Rev., 4.00%, 12/1/2031 (b)	3,000,000	2,953,338
County of Jefferson Sewer Series A, Rev., AGM, 5.50%, 10/1/2053	1,500,000	1,523,052
Total Alabama		6,604,965
Arizona — 2.7%
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2041 (c)	660,000	529,776
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500,000	1,244,816
Series 2019A, Rev., 5.00%, 1/1/2037	1,000,000	682,949
Series 2019A, Rev., 5.00%, 1/1/2038	1,000,000	680,111
Series 2019A, Rev., 4.25%, 1/1/2039	1,000,000	612,468
Series 2019A, Rev., 4.50%, 1/1/2049	2,000,000	1,105,324
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (c)	100,000	99,681
Rev., 5.13%, 10/1/2030 (c)	210,000	209,327
Total Arizona		5,164,452
Arkansas — 0.5%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., 12.00%, 7/1/2048 (c)	1,000,000	1,037,786
California — 8.7%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	1,280,000	1,327,874
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (c)	1,500,000	1,131,104
California Infrastructure & Economic Development Bank Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (b) (c)	2,000,000	2,025,486
California Municipal Finance Authority Series 2018 A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	1,006,767
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029 (c)	675,000	640,464
Series 2019A, Rev., 5.00%, 6/15/2039 (c)	785,000	725,805
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., AGM, Zero Coupon, 8/1/2030	200,000	160,516
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016 A, Rev., 5.25%, 12/1/2056 (c)	2,000,000	1,939,046
CSCDA Community Improvement Authority, Essential Housing, Mezzanine Lien Series 2021B, Rev., 4.00%, 2/1/2057 (c)	1,500,000	1,036,347
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (c)	2,115,000	1,464,762
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (c)	1,400,000	1,014,986
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Series 2022B, Rev., 5.00%, 9/1/2037 (c)	225,000	217,387
Golden State Tobacco Securitization Corp. Series 2021B-2, Rev., Zero Coupon, 6/1/2066	25,000,000	2,597,983
San Diego County Regional Airport Authority Series 2023B, Rev., AMT, 5.00%, 7/1/2048	1,000,000	1,040,155
Total California		16,328,682
Colorado — 5.6%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	481,177
Series 2018B, GO, 7.25%, 12/15/2047	500,000	477,217
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325,000	1,005,401

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Housing and Finance Authority Series 2023L, Rev., GNMA COLL, 5.75%, 11/1/2053	1,000,000	1,064,588
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	515,000	508,831
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750,000	690,269
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	490,602	357,045
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (c)	1,250,000	842,881
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series 2022A, Rev., 5.75%, 12/1/2052	500,000	464,199
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2 Series 2020A, Rev., 3.75%, 12/1/2040	500,000	422,879
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	702,457
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	576,632
Verve Metropolitan District No. 1 GO, 5.00%, 12/1/2041	1,125,000	901,681
Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700,000	635,067
Windler Public Improvement Authority, Limited Tax Series 2021A-1, Rev., 4.00%, 12/1/2036	1,865,000	1,407,109
Total Colorado		10,537,433
Connecticut — 0.8%
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,500,000	1,530,057
Delaware — 0.5%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (b)	1,000,000	954,413
Florida — 4.7%
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025 (c)	300,000	292,098
Rev., 5.00%, 12/15/2027 (c)	330,000	326,089
Rev., 5.00%, 12/15/2028 (c)	345,000	340,898
Rev., 5.00%, 12/15/2029 (c)	365,000	360,128
Rev., 5.00%, 12/15/2030 (c)	510,000	501,385
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	1,625,000	1,299,176
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (c)	400,000	342,509
County of Lake, Imagine South Lake Charter School Project Series 2019A, Rev., 5.00%, 1/15/2029 (c)	500,000	501,618
Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project Series 2020A, Rev., 5.00%, 6/1/2040	830,000	743,042
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	650,000	636,578
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,443,226
Miami-Dade County Industrial Development Authority, Solid Waste Management, Inc. of Florida Project Series 2011, Rev., AMT, 5.00%, 11/1/2024 (b)	1,000,000	1,003,792
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2052	1,000,000	1,003,111
Total Florida		8,793,650
Georgia — 4.3%
City of Atlanta Airport Passenger Facility Charge, Subordinate Lien Series 2023E, Rev., AMT, 5.00%, 7/1/2024	1,000,000	1,007,945
City of Atlanta Department of Aviation Series 2023C, Rev., AMT, 5.00%, 7/1/2048	1,000,000	1,045,704
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., AGM, 5.00%, 4/1/2048	1,000,000	1,050,004
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2036 (c)	500,000	476,527
Main Street Natural Gas, Inc., Gas Supply Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,925,000	1,987,597
Municipal Electric Authority of Georgia Series 2019B, Rev., 5.00%, 1/1/2059	2,500,000	2,519,382
Total Georgia		8,087,159

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Idaho — 0.1%
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series 2018A, Rev., 4.63%, 7/1/2029 (c)	150,000	148,363
Illinois — 8.6%
Chicago Board of Education Series 2018 C, GO, AGM, 5.00%, 12/1/2032	2,000,000	2,077,247
Chicago O'Hare International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.50%, 1/1/2037	1,000,000	1,136,010
Series 2018A, Rev., AMT, 5.00%, 1/1/2053	3,500,000	3,542,340
Chicago Transit Authority Sales Tax Receipts Fund Series 2014, Rev., 5.25%, 12/1/2049	3,000,000	3,001,312
Illinois Finance Authority, Clark-Lindsey Village Series 2022A, Rev., 5.25%, 6/1/2037	175,000	161,909
Illinois Finance Authority, Plymouth Place, Inc. Series 2022B-1, Rev., 6.00%, 11/15/2027	200,000	200,017
State of Illinois
GO, 4.00%, 6/1/2032	2,400,000	2,415,856
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,411,610
Series 2020C, GO, 4.25%, 10/1/2045	2,250,000	2,114,611
Series 2023B, GO, 4.50%, 5/1/2048	160,000	153,176
Total Illinois		16,214,088
Indiana — 2.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	1,000,000	781,975
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	1,550,000	1,169,007
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170,000	160,296
Series 2020A, Rev., 5.00%, 7/1/2055	455,000	403,137
Indiana Finance Authority, Educational Facilities, KIPP Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	105,000	98,445
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,250,000	965,485
Indianapolis Local Public Improvement Bond Bank Series 2023F-1, Rev., 5.25%, 3/1/2067 (d)	1,000,000	1,035,567
Total Indiana		4,613,912
Kansas — 0.4%
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500,000	443,434
Series 2018I, Rev., 5.00%, 5/15/2038	500,000	389,729
Total Kansas		833,163
Louisiana — 1.1%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (c)	1,145,000	919,529
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	700,000	542,751
Series 2021A, Rev., 5.00%, 6/1/2056 (c)	740,000	557,951
Total Louisiana		2,020,231
Maryland — 0.5%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 1.95%, 12/1/2023 (b)	1,000,000	1,000,000
Massachusetts — 0.6%
Massachusetts Development Finance Agency Series 2023 M, Rev., 5.00%, 7/1/2032 (d)	1,000,000	1,121,819
Michigan — 3.4%
City of Detroit Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,535,492
Michigan Finance Authority, Aquinas College Project Rev., 4.00%, 5/1/2031	540,000	482,110

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750,000	765,573
State of Michigan Trunk Line Series 2020 B, Rev., 4.00%, 11/15/2045	2,550,000	2,545,498
Total Michigan		6,328,673
Missouri — 0.5%
Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project Series 2021, Rev., 4.25%, 11/1/2050	1,250,000	1,030,314
Montana — 0.5%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (c)	1,000,000	915,331
Nebraska — 0.6%
Central Plains Energy Project Series 2023 A-1, Rev., 5.00%, 11/1/2029 (b)	1,000,000	1,041,468
New Hampshire — 0.5%
New Hampshire Business Finance Authority, The Vista Project Series 2019A, Rev., 5.63%, 7/1/2046 (c)	1,000,000	876,785
New Jersey — 2.8%
New Jersey Economic Development Authority Series 2020, Rev., 5.00%, 1/1/2040 (c) (e)	3,000,000	2,084,520
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (c) (e)	2,000,000	1,296,860
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018A, Rev., 5.00%, 10/1/2033 (c)	1,000,000	945,652
Tobacco Settlement Financing Corp. Series 2018B, Rev., 5.00%, 6/1/2046	1,000,000	1,002,386
Total New Jersey		5,329,418
New York — 10.1%
Buffalo & Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,019,283
Build NYC Resource Corp., New World Preparatory Charter School Project Series 2021A, Rev., 4.00%, 6/15/2051 (c)	395,000	284,190
Build NYC Resource Corp., Richmond Charter Schools Series 2021A, Rev., 5.00%, 6/1/2051 (c)	575,000	512,878
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.95%, 12/1/2023 (b)	2,000,000	2,000,000
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000,000	737,875
Monroe County Industrial Development Corp.,Rochester Regional Health Project Series 2020A, Rev., 4.00%, 12/1/2036	2,800,000	2,714,955
New York City Municipal Water Finance Authority Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000,000	1,104,327
New York Counties Tobacco Trust Series 2016 A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,366,670
New York Transportation Development Corp.
Series 2016 A, Rev., AMT, 5.00%, 7/1/2046	2,000,000	1,980,035
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,000,000	2,013,700
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	500,000	507,276
Rev., AMT, 5.00%, 1/1/2034	375,000	379,153
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,080,504
Rev., AMT, 4.38%, 10/1/2045	3,000,000	2,697,171
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project Rev., 5.13%, 11/1/2041 (c)	750,000	606,995
Total New York		19,005,012
Ohio — 2.7%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2039	1,155,000	1,127,598
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,000,000	1,764,472

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	15,000,000	1,536,673
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022A, Rev., 5.00%, 5/15/2032	460,000	435,093
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250,000	242,003
Total Ohio		5,105,839
Oklahoma — 1.3%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	2,600,000	2,492,913
Pennsylvania — 0.9%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2048	1,000,000	1,081,597
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018A, Rev., 4.50%, 6/1/2029 (c)	600,000	589,129
Total Pennsylvania		1,670,726
Puerto Rico — 3.1%
Commonwealth of Puerto Rico GO, 0.00%, 11/1/2043 (b)	1,109,625	577,005
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,418,327
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	2,912,651
Total Puerto Rico		5,907,983
Tennessee — 1.8%
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project Series 2018, Rev., 5.13%, 6/1/2036 (c)	425,000	427,281
Shelby County Health Educational and Housing Facilities Board Retirement Facility The Farm At Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,328,583
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	687,890
Total Tennessee		3,443,754
Texas — 5.3%
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools Series 2019A, Rev., 5.75%, 8/15/2043	1,000,000	965,639
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2027 (f)	30,000	26,487
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	745,343
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2035	500,000	447,603
Rev., 4.00%, 1/1/2037	625,000	484,100
Series 2020A, Rev., 5.00%, 1/1/2040	790,000	674,962
Series 2020A, Rev., 5.00%, 1/1/2055	2,000,000	1,547,268
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000,000	814,499
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project Rev., 4.00%, 1/1/2029	300,000	268,843
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,000,000	804,616
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500,000	475,369
Texas Private Activity Bond Surface Transportation Corp. Series 2019, Rev., AMT, 5.00%, 6/30/2058	1,625,000	1,628,461
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	1,080,000	1,153,792
Total Texas		10,036,982
Utah — 1.5%
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (c)	1,100,000	836,708
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, Rev., 6.25%, 8/1/2030 (c)	1,000,000	916,509

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Utah Charter School Finance Authority, Mountain West Montessori Academy Project Series 2020A, Rev., 3.13%, 6/15/2029 (c)	570,000	509,964
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022A, Rev., 5.25%, 6/15/2032 (c)	250,000	246,787
Series 2022A, Rev., 5.63%, 6/15/2042 (c)	400,000	383,565
Total Utah		2,893,533
Virginia — 3.5%
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A, Rev., 7.00%, 11/15/2026 (c)	475,000	475,159
Series 2019B, Rev., 6.13%, 9/1/2029 (c)	1,480,000	1,292,808
Series 2019B, Rev., 7.00%, 9/1/2044 (c)	1,000,000	745,467
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029 (e)	1,000,000	570,000
Series 2020, Rev., 4.30%, 9/1/2030 (e)	770,000	438,900
Series 2019A, Rev., 5.00%, 9/1/2034 (e)	2,000,000	1,140,000
Series 2020, Rev., 5.00%, 9/1/2040 (e)	1,640,000	934,800
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (b)	1,000,000	1,002,950
Total Virginia		6,600,084
Washington — 0.6%
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (c)	1,000,000	1,068,369
Wisconsin — 4.8%
Public Finance Authority, Cedars Obligated Group Series 2019, Rev., 4.25%, 5/1/2029 (c)	855,000	754,109
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (c)	235,000	223,677
Series 2020A, Rev., 5.00%, 6/15/2040 (c)	410,000	387,070
Public Finance Authority, First Mortgage Southminster, Inc. Series 2018, Rev., 4.25%, 10/1/2038 (c)	890,000	739,180
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048 (c) (e)	17,498	5,424
Series 2019A-2, Rev., 7.25%, 12/1/2048 (c) (e)	45,647	14,150
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (c)	3,955,000	2,778,480
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	800,000	544,549
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	250,000	213,290
Public Finance Authority, Viticus Group Project
Series 2022B, Rev., 5.00%, 12/1/2024 (c)	215,000	212,642
Series 2022A, Rev., 4.00%, 12/1/2031 (c)	400,000	358,260
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029 (c)	400,000	377,900
Series 2019A, Rev., 5.00%, 6/15/2039 (c)	500,000	470,622
Series 2019A, Rev., 5.00%, 6/15/2049 (c)	1,100,000	968,890
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group Series 2016 A, Rev., 5.00%, 11/15/2035	1,000,000	1,024,932
Total Wisconsin		9,073,175
Total Municipal Bonds (Cost $183,793,240)		167,810,532

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 10.7%
Investment Companies — 10.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (g) (h) (Cost $20,098,055)	20,097,508	20,099,518
Total Investments — 99.6% (Cost $203,891,295)		187,910,050
Other Assets Less Liabilities — 0.4%		825,303
NET ASSETS — 100.0%		188,735,353

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Defaulted security.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2023.
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$167,810,532	$—	$167,810,532
Short-Term Investments
Investment Companies	20,099,518	—	—	20,099,518
Total Investments in Securities	$20,099,518	$167,810,532	$—	$187,910,050
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023*
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.14% (a) (b)	$—	$74,954,721	$54,856,144	$(522)	$1,463	$20,099,518	20,097,508	$119,165	$—
JPMorgan Institutional Tax Free Money Market Fund Class Institutional Shares, 3.80% (a) (b)	—	119,630,112	119,624,421	(5,691)	—	—	—	243,355	—
Total	$—	$194,584,833	$174,480,565	$(6,213)	$1,463	$20,099,518		$362,520	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
*
As of the close of business on July 14, 2023, JPMorgan High Yield Municipal Fund (the "Acquired Fund"), a series of Trust I Funds, reorganized
("the Reorganization") into a newly created exchange-traded fund, JPMorgan High Yield Municipal ETF (the "Fund"). Following the
Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The tables include transactions from the
Acquired Fund for the period March 1, 2023 through July 14, 2023.